Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2025 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2025 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.28%)
Since Inception	3.22%
Fidelity Freedom Blend 2025 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.52%)
Since Inception	1.71%
Fidelity Freedom Blend 2025 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.70%)
Since Inception	2.22%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F0551
Average Annual Return:
Past 1 year	(16.51%)
Since Inception	3.34%	[1]

[1]	AFrom August 31, 2018.